DEBT	9 Months Ended
Sep. 30, 2012
Debt Disclosure [Abstract]
DEBT
DEBT

The outstanding debt at September 30, 2012 and December 31, 2011 maybe summarized as follow:

(in thousands of $)	2012	2011
U.S. dollar convertible bonds	215,000	225,000
7.84% to 8.04% First Preferred Mortgage Term Notes	268,992	288,137
	483,992	513,137
Credit facilities	872	376
Total debt	484,864	513,513
Less: current portion of long term debt	(21,572)	(19,521)
	463,292	493,992

The outstanding debt as of September 30, 2012 is repayable as follows:

(in thousands of $)
Year ending September 30,
2013	21,572
2014	22,376
2015	239,174
2016	26,134
2017	28,243
Thereafter	147,365
484,864

4.5% Convertible Bonds due 2015
In March 2012, the Company purchased $10.0 million notional value of its convertible bonds for a purchase price of $5.4 million. The Company recognized a gain of $4.6 million, included in Other non-operating items, in the first quarter of 2012. After the purchase, the Company holds 4.4% of the convertible bonds outstanding. The conversion price of the Company’s convertible bonds at September 30, 2012 and December 31, 2011 was $36.5567.

Assets pledged

(in thousands of $)	2012	2011
Vessels and newbuildings	285,320	298,491
Restricted cash and investments	74,163	99,303